Subsequent Events (Details Narrative) - USD ($)	1 Months Ended
	Nov. 26, 2018	Nov. 30, 2018	Nov. 12, 2018	Aug. 31, 2018	Aug. 31, 2017	Jul. 07, 2017	Aug. 31, 2016
Common stock issued for cash		$ 52,959		$ 36,293	$ 34,330
Issuance of common stock units		52,959,323		36,292,656	34,329,691	13,622	28,500,221
Interest payable				$ 1,523,943	$ 1,046,377
Subsequent Event [Member] | March 2015 Loan [Member]
Principal and unpaid interest			$ 798,566
Subsequent Event [Member] | Private Placement [Member]
Common stock issued for cash			$ 19,800,000
Issuance of common stock units			13,200,000
Subsequent Event [Member] | Private Placement [Member] | Kalen Capital Corporation [Member]
Units issued in exchange for cash	13,200,000
Common stock units purchased	13,100,000
Subsequent Event [Member] | Private Placement [Member] | Equity Securities [Member]
Self-directed offering to accredited investors	16,666,667
Description Subscription agreements	The Company’s equity securities (each a “Unit” and collectively, the “Units”) at a price of $1.50 per Unit with each Unit comprised of (a) one share of common stock; and (b) one warrant to purchase one share of common stock at a price, subject to certain adjustments, of $1.70 per share for a period of seven (7) years (the “Series T Warrant”). The unit price was based on a 15% discount to the average of the 20-day closing price (last day being Monday,
Subsequent Event [Member] | Note 2013 [Member] | March 2015 Loan [Member]
Interest payable	$ 52,182
Subsequent Event [Member] | Note 2013 [Member] | Conversion [Member]
Issuance of common stock units			3,466,667
Principal and unpaid interest			$ 4,401,434